Income Taxes - Tax Component (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Current Tax expense	$ 106,315	$ 99,816	$ 77,823
Deferred Tax expense	0	0	0
Income taxes	$ 106,315	$ 99,816	$ 77,823
Effective tax rate on income / (loss) excluding impairment loss and gain from repurchase of the senior secured notes	20.60%	24.60%	23.10%